Income Taxes - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 11,361	$ 9,729
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	11,135	2,295
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	11,925	11,733
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 36,092	$ 24,070